Acquisition of Businesses - Additional Information (Detail) $ in Millions											3 Months Ended				9 Months Ended	12 Months Ended
	Sep. 04, 2018 USD ($)	Feb. 26, 2018 USD ($)	Feb. 15, 2018 USD ($)	Jun. 02, 2017 USD ($)	Aug. 31, 2016 USD ($)	May 11, 2016 USD ($)	Jan. 22, 2016 CAD ($)	Jan. 22, 2016 USD ($)	Jul. 10, 2015	Aug. 26, 2014	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 30, 2016	Mar. 31, 2016	Feb. 29, 2016
Business Acquisition [Line Items]
Finite-lived intangible assets acquired					$ 127,890,000
Noncontrolling interest, increase from business combination																		$ 5,718,000
Payment to acquire business																$ 495,136,000	$ 158,706,000	499,116,000
Goodwill											$ 471,115,000					$ 471,115,000	371,566,000	$ 329,242,000
Percentage of controlling interest in Arnold											50.00%					50.00%
Less: Transaction costs																$ 8,900,000
Foam Fabricators
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			$ 118,342,000
Cash			6,282,000								$ 6,282,000					6,282,000
Net assets acquired			$ 136,868,000								139,916,000					139,916,000
Controlling interest, percent			100.00%
Purchase price, net			$ 250,349,000								253,397,000
Payment to acquire business			251,901,000													254,949,000
Integration service fees			2,250,000								2,300,000					2,300,000
Accounts receivable, gross			19,400,000
Allowance for doubtful accounts receivable			30,000.00
Inventory step-up			700,000
Business Combination, Step Acquisition, Property Plant & Equipment, Remeasurement			20,000,000.0
Goodwill			71,489,000								72,708,000					72,708,000
Intercompany loans to business and debt assumed			115,033,000								115,033,000					115,033,000
Net assets acquired and liabilities assumed			251,901,000								254,949,000					254,949,000
Less: Transaction costs			1,552,000											$ 1,600,000		1,552,000
Purchase price			247,500,000													247,500,000
Working capital adjustment			3,646,000													6,079,000
Cash Acquired from Acquisition			755,000													1,370,000
Accounts receivable			19,058,000								19,058,000					19,058,000
Intangible assets			121,392,000								118,342,000					118,342,000
Property, Plant, and Equipment			23,485,000								28,370,000					28,370,000
Other current and noncurrent assets			2,945,000								2,945,000					2,945,000
Total assets			257,869,000								260,917,000					260,917,000
Current liabilities			5,968,000								5,968,000					5,968,000
Other liabilities			115,033,000								115,033,000					115,033,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities			121,001,000								121,001,000					121,001,000
Inventory			13,218,000								13,212,000					13,212,000
Rimports
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		$ 85,700,000
Cash		10,025,000									10,025,000					10,025,000
Liabilities and noncontrolling interest		34,034,000									13,834,000					13,834,000
Net assets acquired		$ 150,416,000									155,057,000					155,057,000
Controlling interest, percent		100.00%
Purchase price, net		$ 149,784,000														154,425,000
Payment to acquire business		150,416,000														155,057,000
Accounts receivable, gross		23,800,000
Allowance for doubtful accounts receivable		2,400,000
Inventory step-up												$ 6,700,000	$ 6,700,000
Earn-out provision		4,800,000
Goodwill		121,364,000									13,518,000					13,518,000
Contingent consideration		25,000,000
Less: Transaction costs		632,000												$ 600,000		632,000
Purchase price		145,000,000														145,000,000
Working capital adjustment		(4,084,000)														32,000
Cash Acquired from Acquisition		9,500,000														10,025,000
Accounts receivable		21,431,000									21,431,000					21,431,000
Intangible assets		0									85,700,000					85,700,000
Property, Plant, and Equipment		1,493,000									3,379,000					3,379,000
Other current and noncurrent assets		446,000									446,000					446,000
Total assets		184,450,000									168,891,000					168,891,000
Current liabilities		9,034,000									9,034,000					9,034,000
Other liabilities		25,000,000									4,800,000					4,800,000
Inventory		29,691,000									34,392,000					34,392,000
Crosman
Business Acquisition [Line Items]
Number of customers				425
Finite-lived intangible assets acquired				$ 84,594,000
Cash																	1,210,000
Liabilities and noncontrolling interest																	137,114,000
Net assets acquired																	60,435,000
Controlling interest, percent				98.90%
Purchase price, net				$ 150,400,000													150,398,000
Payment to acquire business																	151,871,000
Integration service fees				$ 1,500,000							750,000					750,000
Accounts receivable, gross																	18,000,000.0
Allowance for doubtful accounts receivable																	1,200,000
Inventory step-up																	3,300,000
Transaction costs																	1,800,000
Goodwill																	48,759,000
Intercompany loans to business and debt assumed																	90,742,000
Net assets acquired and liabilities assumed																	151,871,000
Less: Transaction costs															$ 1,500,000		1,473,000
Purchase price																	151,800,000
Working capital adjustment																	(1,139,000)
Cash Acquired from Acquisition																	1,210,000
Accounts receivable																	16,751,000
Intangible assets																	84,594,000
Property, Plant, and Equipment																	15,014,000
Other current and noncurrent assets																	2,348,000
Total assets																	197,549,000
Current liabilities																	16,283,000
Other liabilities																	91,622,000
Deferred tax liabilities																	28,515,000
Noncontrolling interest																	694,000
Inventory																	28,873,000
5.11 Tactical
Business Acquisition [Line Items]
Cash					12,581,000
Liabilities and noncontrolling interest					234,191,000
Net assets acquired					$ 225,480,000
Controlling interest, percent					97.50%
Purchase price, net					$ 408,222,000
Payment to acquire business					410,285,000
Integration service fees					3,500,000												$ 3,500,000
Inventory basis step-up					39,100,000
Property, plant and equipment basis step-up					7,600,000
Goodwill					92,966,000
Intercompany loans to business and debt assumed					179,237,000
Net assets acquired and liabilities assumed					410,285,000
Less: Transaction costs					2,063,000
Purchase price					400,000,000
Working capital adjustment					(2,296,000)
Cash Acquired from Acquisition					12,581,000
Accounts receivable					38,323,000
Intangible assets					127,890,000
Property, Plant, and Equipment					22,723,000
Other current and noncurrent assets					4,884,000
Total assets					459,671,000
Current liabilities					38,229,000
Other liabilities					180,231,000
Deferred tax liabilities					10,163,000
Noncontrolling interest					5,568,000
Inventory					160,304,000
Current receivables					40,100,000
Allowance for doubtful accounts					$ 1,700,000
Velocity Outdoor Holdings | Ravin Crossbows, LLC
Business Acquisition [Line Items]
Purchase price, net	$ 98,000,000.0
Inventory basis step-up																2,500,000
Goodwill											13,300,000					13,300,000
Contingent consideration	25,000,000.0
Loans issued	38,900,000
Intangible assets											67,500,000					67,500,000
Equity interests issued	$ 60,600,000
Ergobaby | New Baby Tula, LLC
Business Acquisition [Line Items]
Purchase price, net						$ 73,800,000
Potential earn-out payable, amount						68,200,000
Acquisition-related costs						800,000
Equity interests issued						8,200,000
Sterno Products | Northern International, Inc.
Business Acquisition [Line Items]
Loans provided by company								$ 37,000,000.0
Goodwill								6,000,000.0
Business Combination, Consideration Transferred							$ 50.6	35,800,000
Intangible assets								12,700,000
Inventory								1,200,000
Velocity Outdoor | Ravin Crossbows, LLC
Business Acquisition [Line Items]
Less: Transaction costs																1,400,000
FOX
Business Acquisition [Line Items]
Ownership percentage																			14.00%
Non-controlling interest percent					23.00%												14.00%	41.00%		33.00%	41.00%
Ergobaby
Business Acquisition [Line Items]
Accounts Receivable, before Allowance for Credit Loss											11,361,000					11,361,000	$ 12,869,000
Goodwill											61,031,000					61,031,000	61,031,000	$ 61,031,000
Ergobaby | Baby Tula, LLC
Business Acquisition [Line Items]
Earn-out provision						3,800,000					4,700,000					4,700,000
Inventory basis step-up						4,800,000
Goodwill						13,200,000
Contingent consideration											8,200,000					8,200,000
Intangible assets						55,300,000
Non- Controlling Interest
Business Acquisition [Line Items]
Noncontrolling interest, increase from business combination																		5,718,000
Non- Controlling Interest | Crosman
Business Acquisition [Line Items]
Controlling interest, percent				1.10%
Non- Controlling Interest | 5.11 Tactical
Business Acquisition [Line Items]
Controlling interest, percent					2.50%
Non- Controlling Interest | Ergobaby
Business Acquisition [Line Items]
Noncontrolling interest, increase from business combination																	$ 40,000	$ 3,392,000
Trade name
Business Acquisition [Line Items]
Finite-lived intangible assets acquired					$ 48,665,000
Intangible assets, estimated useful life					15 years
Trade name | Foam Fabricators
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			$ 4,215,000
Intangible assets, estimated useful life			10 years
Trade name | Rimports
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		$ 6,600,000
Intangible assets, estimated useful life		8 years
Trade name | Crosman
Business Acquisition [Line Items]
Finite-lived intangible assets acquired				$ 53,463,000
Intangible assets, estimated useful life				20 years
Trade name | Clean Earth Holdings
Business Acquisition [Line Items]
Intangible assets, estimated useful life										20 years
Trade name | Sterno Candle Lamp
Business Acquisition [Line Items]
Intangible assets, estimated useful life										10 years
Trade name | Velocity Outdoor Holdings | Ravin Crossbows, LLC
Business Acquisition [Line Items]
Intangible assets											14,100,000					14,100,000
Trade name | Ergobaby | Baby Tula, LLC
Business Acquisition [Line Items]
Intangible assets						52,900,000
Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired					$ 75,218,000
Intangible assets, estimated useful life					15 years
Customer relationships | Foam Fabricators
Business Acquisition [Line Items]
Finite-lived intangible assets acquired			$ 114,127,000
Intangible assets, estimated useful life			15 years
Customer relationships | Rimports
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		$ 79,100,000
Intangible assets, estimated useful life		9 years
Customer relationships | Crosman
Business Acquisition [Line Items]
Finite-lived intangible assets acquired				$ 28,718,000
Intangible assets, estimated useful life				15 years
Customer relationships | Manitoba Harvest
Business Acquisition [Line Items]
Intangible assets, estimated useful life									15 years
Customer relationships | Clean Earth Holdings
Business Acquisition [Line Items]
Intangible assets, estimated useful life										15 years
Customer relationships | Velocity Outdoor Holdings | Ravin Crossbows, LLC
Business Acquisition [Line Items]
Intangible assets											10,800,000					10,800,000
Customer relationships | Ergobaby | Baby Tula, LLC
Business Acquisition [Line Items]
Intangible assets						700,000
Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets acquired					$ 4,007,000
Intangible assets, estimated useful life					10 years
Technology-Based Intangible Assets [Member] | Crosman
Business Acquisition [Line Items]
Finite-lived intangible assets acquired				$ 2,413,000
Intangible assets, estimated useful life				15 years
Technology-Based Intangible Assets [Member] | Manitoba Harvest
Business Acquisition [Line Items]
Intangible assets, estimated useful life									10 years
Technology-Based Intangible Assets [Member] | Velocity Outdoor Holdings | Ravin Crossbows, LLC
Business Acquisition [Line Items]
Intangible assets											42,600,000					42,600,000
Noncompete Agreements [Member] | Ergobaby | Baby Tula, LLC
Business Acquisition [Line Items]
Intangible assets						1,700,000
Earn-Out [Member] | Ergobaby | New Baby Tula, LLC
Business Acquisition [Line Items]
Contingent consideration						$ 8,200,000
Earn-Out [Member] | Sterno Products | Northern International, Inc.
Business Acquisition [Line Items]
Contingent consideration								1,500,000
Potential earn-out payable, amount							$ 2.5	1,800,000
Less: Transaction costs								$ 400,000
Scenario, Adjustment | Foam Fabricators
Business Acquisition [Line Items]
Cash											0					0
Net assets acquired											3,048,000					3,048,000
Purchase price, net																3,048,000
Payment to acquire business																3,048,000
Goodwill											1,219,000					1,219,000
Intercompany loans to business and debt assumed											0					0
Net assets acquired and liabilities assumed											3,048,000					3,048,000
Less: Transaction costs																0
Purchase price																0
Working capital adjustment																2,433,000
Cash Acquired from Acquisition																615,000
Accounts receivable											0					0
Intangible assets											(3,050,000)					(3,050,000)
Property, Plant, and Equipment											4,885,000					4,885,000
Other current and noncurrent assets											0					0
Total assets											3,048,000					3,048,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities											0					0
Inventory											(6,000)					(6,000)
Scenario, Adjustment | Rimports
Business Acquisition [Line Items]
Cash											0					0
Liabilities and noncontrolling interest											(20,200,000)					(20,200,000)
Net assets acquired											4,641,000					4,641,000
Purchase price, net																4,641,000
Payment to acquire business																4,641,000
Goodwill											(107,846,000)					(107,846,000)
Less: Transaction costs																0
Purchase price																0
Working capital adjustment																4,116,000
Cash Acquired from Acquisition																525,000
Accounts receivable											0					0
Intangible assets											85,700,000					85,700,000
Property, Plant, and Equipment											1,886,000					1,886,000
Other current and noncurrent assets											0					0
Total assets											(15,559,000)					(15,559,000)
Current liabilities											0					0
Other liabilities											(20,200,000)					(20,200,000)
Inventory											$ 4,701,000					$ 4,701,000